E3 Associated companies	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
E3 Associated companies

Associated companies

Equity in associated companies
	2023	2022
Opening balance	1,127	941
Investments	–	298
Share in earnings	124	17
Distribution of capital stock	–25	–24
Taxes	–20	–14
Dividends	–46	–58
Divested business	–	–82
Translation differences	–10	49
Closing balance	1,150	1,127
The Company owns 49.07% of the shares in Ericsson Nikola Tesla d.d., located in Croatia and 35.6% of the shares in ConcealFab Inc., located in the
US.
See also note H4 “Related party transactions.”